Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding (USD $)	12 Months Ended
Dec. 31, 2013
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Number of options outstanding	12,173,255
Number of exercisable options	8,450,046
Range 0.90 to 1.00 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 0.90
Upper exercise price	$ 1.00
Number of options outstanding	1,989,999
Weighted average reamining contractual life	7 years 94 days
Range 1.01 - 1.20 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 1.01
Upper exercise price	$ 1.20
Number of options outstanding	1,255,000
Weighted average reamining contractual life	9 years 164 days
Range 1.21 - 1.55 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 1.21
Upper exercise price	$ 1.55
Number of options outstanding	470,000
Weighted average reamining contractual life	8 years 295 days
Number of exercisable options	100,000
Range 1.56 - 1.75 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 1.56
Upper exercise price	$ 1.75
Number of options outstanding	2,287,097
Weighted average reamining contractual life	8 years 127 days
Number of exercisable options	865,557
Range 1.76 - 2.00 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 1.76
Upper exercise price	$ 2.00
Number of options outstanding	1,780,667
Weighted average reamining contractual life	5 years 262 days
Number of exercisable options	1,740,667
Range 2.01 - 10.00 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 2.01
Upper exercise price	$ 10.00
Number of options outstanding	3,490,332
Weighted average reamining contractual life	3 years 149 days
Number of exercisable options	3,490,332
Range 10.01 - 15.00 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 10.01
Upper exercise price	$ 15.00
Number of options outstanding	43,999
Weighted average reamining contractual life	4 years 54 days
Number of exercisable options	43,999
Range 15.01 - 18.00 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 15.01
Upper exercise price	$ 18.00
Number of options outstanding	36,667
Weighted average reamining contractual life	4 years 51 days
Number of exercisable options	36,667
Range 18.01 - 20.00 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 18.01
Upper exercise price	$ 20.00
Number of options outstanding	792,828
Weighted average reamining contractual life	4 years 43 days
Number of exercisable options	792,828
Range 20.01 - 22.75 [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Lower exercise price	$ 20.01
Upper exercise price	$ 22.75
Number of options outstanding	26,666
Weighted average reamining contractual life	4 years 138 days
Number of exercisable options	26,666